Redeemable Non-Controlling Interests (Tables)	6 Months Ended
Jun. 30, 2023
Redeemable Non-Controlling Interests [Abstract]
Schedule of Movement of Redeemable Non-Controlling	The movement of redeemable non-controlling interests is as follows:
	For the six months ended June 30,
	2023	2022

Balance at beginning of the period	$31,228,329	$-
Contribution from redeemable non-controlling interests	-	29,467,667
Accretion to redemption value of redeemable non-controlling interests	1,986,936	539,610
Foreign exchange effect	(1,323,203)	314,052
Balance at end of the period	$31,892,062	$30,321,329